Accrued maintenance liability (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Maintenance Liability [Abstract]
Schedule of movements in accrued maintenance liability
Movements in accrued maintenance liability during the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
Accrued maintenance liability at beginning of period	$2,190,159	$2,237,494
Maintenance payments received	345,699	736,423
Maintenance payments returned	(412,492)	(352,032)
Release to income upon sale	(95,042)	(249,187)
Release to income other than upon sale	(344,210)	(207,849)
Lessor contribution, top ups and other	66,281	25,310
Accrued maintenance liability at end of period	$1,750,395	$2,190,159